UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05340
Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: November 30, 2016 – May 31, 2017
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2017

Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Municipal Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	7
New Jersey Municipal Money Market Fund.	11
New Jersey Long-Term Tax-Exempt Fund.	25
About Your Fund’s Expenses.	58
Trustees Approve Advisory Arrangements.	60
Glossary.	62

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2017, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 5.21% for Investor Shares and 5.26% for Admiral Shares. Those results exceeded the 5.03% return of the Bloomberg Barclays New Jersey Municipal Bond Index, the 5.16% return of the Bloomberg Barclays Municipal Bond Index, and the average 3.82% return of the fund’s peers. Vanguard New Jersey Municipal Money Market Fund gained 0.28%; the average peer gained 0.13%.

• Demand for municipal bonds rebounded somewhat after a postelection sell-off. New Jersey’s new issuance met strong investor interest.

• The Long-Term Fund’s performance drivers included a modestly overweighted allocation to longer-maturity bonds, an underweighted allocation to general obligation bonds, slightly longer duration than the benchmark index, and a tilt toward A-rated bonds.

• Please note that the Long-Term Fund will adjust its security selection parameters in July. This change is addressed in the Advisor Letter that follows.

Total Returns: Six Months Ended May 31, 2017
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New Jersey Municipal Money Market
Fund	0.62%	1.20%	0.28%	0.00%	0.28%
Other States Tax-Exempt Money Market Funds
Average					0.13
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	3.02%	5.86%	1.88%	3.33%	5.21%
Admiral™ Shares	3.12	6.06	1.93	3.33	5.26
Bloomberg Barclays NJ Municipal Bond Index					5.03
New Jersey Municipal Debt Funds Average					3.82

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the New Jersey Municipal Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Municipal Money Market Fund	0.16%	—	0.21%
New Jersey Long-Term Tax-Exempt Fund	0.19	0.09%	0.92

The fund expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2017, the funds’ annualized expense ratios were: for the New Jersey Municipal Money Market Fund, 0.16%;
and for the New Jersey Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the New Jersey Municipal Money Market Fund, Other States Tax-Exempt Money Market Funds; for the New Jersey
Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’
expense ratios in the table above do not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

At the end of May, we completed the latest round of expense ratio changes for our U.S.-based funds. The estimated savings for our investors during the six-month period was more than $300 million across our fund lineup—another record for us.1

That’s a remarkable amount, but it’s also business as usual here at Vanguard. After all, we’ve been cutting costs for investors for more than 40 years. Indeed, we’ve become so synonymous with driving down costs that when other investment companies lower their fees, the financial press often refers to it as the “Vanguard effect.”

To be sure, high costs persist in some areas of the industry. But the good news is, our 40-year campaign to lower costs seems to be approaching its mathematical limits, with some fund expenses now near zero not just at Vanguard but at other investment companies as well.

What makes investors successful?

While we’ll continue our drive for cost efficiency, we’ll also keep vigorously promoting our three other linchpin investment principles:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

1 This figure represents cumulative net savings from expense ratio changes for all Vanguard fund share classes announced from December 2016 through May 2017. The estimated savings is the difference between prior and current expense ratios multiplied by average assets under management (AUM). Average AUM is based on averaging one month’s daily average assets over the 12 months of each fund’s fiscal year.

• Discipline. Maintain perspective and long-term discipline.

Today, these tenets are more relevant than ever. They’re essential elements of our Personal Advisor Services recommendations, the model portfolios we develop for financial advisors, and our target-date funds.

We’re convinced that as investors increasingly adopt low-cost portfolios, focusing on goals, balance, and discipline could make the difference between achieving financial objectives and falling short.

Of course, there’s nothing new about our philosophy. And it seems simple enough. But unfortunately, we all have built-in behavioral biases that can make it hard to stick to the plan. We might, for example, allow natural inertia to keep us from rebalancing our portfolios to control risk, or we may become too wedded to an opinion or approach.

Lessons from the last crisis

Although it can be difficult at times to follow proven investing principles, it’s not impossible, even under the most challenging circumstances.

During the financial crisis of 2008–2009, various media outlets asked me whether our investors were pulling out of the

Market Barometer
			Total Returns
		Periods Ended May 31, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.55%	17.48%	15.37%
Russell 2000 Index (Small-caps)	4.33	20.36	14.04
Russell 3000 Index (Broad U.S. market)	10.06	17.69	15.26
FTSE All-World ex US Index (International)	16.80	18.45	8.86

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.52%	1.58%	2.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.16	1.46	3.31
Citigroup Three-Month U.S. Treasury Bill Index	0.26	0.41	0.12

CPI
Consumer Price Index	1.40%	1.87%	1.27%

market and running for the hills. In actuality, we didn’t see that at Vanguard. Our clients were certainly nervous, and they contacted us more often. But for the most part, they didn’t engage in the excessive, panicked trading that can be so destructive to building wealth. Those who relied on financial advisors who follow our philosophy were wisely counseled to stay the course.

The accompanying chart shows the importance of patience and discipline. Investors who maintained a 60% stock/ 40% bond mix through the bear market were amply rewarded afterward, while those who fled stocks when they hit bottom were left far behind.

It’s not different this time

Today, nearly a decade after the global financial crisis, the world seems very different. Market indexes recently hit a series of all-time highs. With the wind at their backs and the increasing availability of low-cost funds, investors may be tempted to ask, “What could go wrong?” The answer is, “A lot.” Performance chasing and market-timing won’t be any more effective with low-cost funds than they are with high-cost funds.

Reacting to volatility can hurt returns
Investors who kept a balanced portfolio through the 2008–2009 crash were rewarded

Notes: On October 31, 2007, close to the equity market’s peak, the value of a hypothetical 60/40 portfolio is set at 100. Subsequent returns are calculated relative to this starting value of 100. It is assumed that all dividends and income are reinvested in the components of the indexes. The initial allocation for the portfolios was 42% U.S. stocks, 18% international stocks, and 40% U.S. bonds. The rebalanced portfolio is returned to this allocation every month-end. Returns for the U.S. stock allocation are based on the MSCI US Broad Market Index. Returns for the international stock allocation are based on the MSCI All Country World Index ex USA. Returns for the bond allocation are based on the
Bloomberg Barclays U.S. Aggregate Bond Index. Returns for the cash allocation are based on the Citigroup 3-Month U.S. Treasury Bill Index.
Sources: Vanguard, using data provided by Thomson Reuters Datastream.

Whether markets are sunny or stormy, investors need to stick to their investment plans, maintain balanced and diversified portfolios, and think long-term.

We strive to help investors follow the principles that lead to enduring success. I’d like to think that will be the real “Vanguard effect.”

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 14, 2017

Advisor’s Report

For the six months ended May 31, 2017, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 5.21% for Investor Shares and 5.26% for Admiral Shares. Those results exceeded the 5.03% return of the Bloomberg Barclays New Jersey Municipal Bond Index, the 5.16% return of the Bloomberg Barclays Municipal Bond Index, and the average 3.82% return of the fund’s peers.

Municipal bond fund cash flows reversed course somewhat after a postelection sell-off. New issuance in New Jersey increased 9.5% from the same time last year, and investor interest was robust. The Long-Term Fund’s 30-day SEC yield increased to 3.02% from 2.87% for Investor Shares and to 3.12% from 2.99% for Admiral Shares.

Please note: The funds are permitted to invest in bonds that would generate income distributions subject to the alternative minimum tax. At the close of the fiscal period, however, only the Municipal Money Market Fund owned such bonds.

The investment environment

During the six months, the Federal Reserve increased interest rates twice. The second move, in March, put the federal funds rate at 0.75%–1.00% and marked just the third time the Fed has raised rates since the financial crisis.

The Fed’s decisions signaled a normalization of monetary policy and came as the U.S. economy posted mostly positive results. Fourth-quarter

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	May 31,
Maturity	2016	2017
2 years	1.16%	0.89%
5 years	1.85	1.22
10 years	2.52	1.90
30 years	3.26	2.74
Source: Vanguard

economic growth was in line with estimates. But GDP growth was lackluster in the first quarter of 2017, largely because of a drop-off in consumer spending. The housing and manufacturing sectors reported decent activity during the fiscal half year, and in May unemployment hit 4.3%, its lowest level in 16 years. Trends in commodity prices were mixed, but wages ticked up, supporting the outlook for inflation.

The Fed’s positive assessment of future economic expansion carried over to the U.S. stock market, where several indexes hit all-time highs. Strong corporate earnings played a part in the rally, along with the resilient economy. The prospects of tax reform, increased infrastructure spending, and greater deregulation also contributed to a shift toward riskier assets. However, that sentiment tapered off toward the end of the period as investors realized that the new administration’s legislative agenda might take time to materialize.

Municipal bond supply was down modestly from the same time last year, largely because of a decline in refunding issuance as interest rates climbed higher. Municipal bond fund cash flows turned negative in the wake of the U.S. elections but reversed somewhat as the period came to a close. Short- and medium-term muni bonds outperformed Treasuries.

Some notable pockets of credit weakness persisted without spilling over into the broader municipal market. They included Chicago, the state of Illinois, and Puerto Rico. Puerto Rico, which first defaulted on debt in 2015, declared a form of bankruptcy just after the close of the fund’s fiscal half year. That development did not come as a surprise given the commonwealth’s long-standing credit challenges, which include a large debt load, an unbalanced budget, and a struggling economy.

New Jersey’s economy showed some positive signs, with unemployment falling to 4.1% from 4.8% at the beginning of the period. But economic growth continued to increase at a slower pace than the United States as a whole, according to a gauge of current economic conditions published by the Federal Reserve of Philadelphia.

We continue to closely monitor the state’s finances, particularly its unfunded pension obligations and longstanding structural imbalances that have triggered recent credit rating downgrades. In November, New Jersey voters approved a constitutional amendment dedicating all gas tax revenues to transportation funding, including a new 23 cents-per-gallon tax increase. This came on the heels of a state Supreme Court decision to uphold a freeze in cost-of-living adjustments for retired state workers.

We viewed the court’s decision as credit-positive for the state. However, coinciding with the passage of the gas tax were tax cuts to be phased in over time. Those cuts should further pressure the state’s general fund.

Management of the funds

We strive to add value through a diversified mix of strategies that include duration, yield curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs objective and independent analyses of bonds owned by the fund.

Drivers of the Long-Term Fund’s performance included a modestly overweighted allocation to the long end of the yield curve, slightly longer duration than the benchmark, and a tilt toward lower-quality (but still investment-grade) bonds. Both the fund and the benchmark index have significant exposure to A- and BBB-rated bonds, in part because of financial woes at the state and local level that have triggered recent downgrades, including one during the period.

Please note that Vanguard is planning to adjust the security selection parameters for Vanguard New Jersey Long-Term Tax-Exempt Fund’s investable universe at the end of July. This adjustment is the result of recent and potential future downgrades to the credit quality rating of major credits in New Jersey, and may result in a higher risk profile for the fund. We will seek to maintain at least 80% of the fund’s assets invested in investment grade securities and no more than 20% in non-investment-grade securities at the time of purchase. The previous security selection policy required 75% in A or better securities, up to 20% in BBB, and only 5% in non-investment grade securities. This change aligns the fund’s investment universe to the securities currently available in New Jersey.

Vanguard New Jersey Municipal Money Market Fund maintained high levels of liquidity and a short weighted-average maturity. That positioning, along with our low expense ratio, helped drive the fund’s performance as the market dealt with the lingering effects of money market reforms that took place shortly before the period began.

The outlook

Absent an unexpected external shock, the U.S. economy looks set to continue its steady growth. Real GDP will likely be around 2% in 2017, or maybe closer to 2.5% if the implementation of the administration’s agenda has a positive effect. Although job growth may slow as the labor market tightens, competition for labor could push up the pace of annual wage increases. That should provide some support to inflation in the short term, but not enough for it to significantly overshoot the central bank’s 2% target.

The Fed hiked rates again in June, just after the close of your fund’s fiscal half year, and indicated it will begin to reduce its balance sheet before year end. We’re encouraged by its gradual and “dovish” approach to normalizing monetary policy. We expect it will continue on that path in 2018 because of the structural anti-inflationary forces at work in the global economy.

If growth and inflation remain modest, the cost of borrowing shouldn’t get out of hand, especially if yields in the United States remain attractive compared with those of other developed economies. International demand should help cap the rise in U.S. bond yields.

The pro-business, pro-growth agenda of the new administration could give the economy a boost. However, what will become law and the financial markets’ reaction remain to be seen. Needless to say, we will be closely monitoring developments that could cloud the outlook for munis. These could include changes to the marginal tax rates for individuals and corporations, a cap on the level of tax exemption for munis, and increased muni issuance if infrastructure spending ramps up significantly.

Although volatility may rise in the second half of 2017, we would expect munis to continue to offer relative stability and a steady stream of income. Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek opportunities to produce competitive returns.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

John M. Carbone, Principal,
Portfolio Manager

Adam M. Ferguson, CFA,
Portfolio Manager

Vanguard Fixed Income Group

June 15, 2017

New Jersey Municipal Money Market Fund

Fund Profile
As of May 31, 2017

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.62%
Average Weighted
Maturity	46 days

1 The expense ratio shown is from the prospectus dated March 28, 2017, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2017, the annualized expense ratio was 0.16%.

New Jersey Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2006, Through May 31, 2017
		Spliced NJ
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2007	3.60%	3.12%
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
2012	0.04	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.24	0.08
2017	0.28	0.13
7-day SEC yield (5/31/2017): 0.62%

For a benchmark description, see the Glossary.
Spliced New Jersey Tax-Exempt Money Market Funds Average. Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2017, performance data reflect the six months ended May 31, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Municipal Money
Market Fund	2/3/1988	0.40%	0.09%	0.57%

See Financial Highlights for dividend information.

New Jersey Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.2%)
New Jersey (101.2%)
Bergen County NJ BAN	2.000%	6/29/17	28,180	28,205
Bergen County NJ GO	3.000%	10/15/17	1,540	1,552
Bergenfield NJ BAN	2.000%	2/28/18	9,192	9,261
Branchburg Township NJ BAN	2.000%	10/6/17	4,509	4,522
Burlington County NJ BAN	5.000%	5/14/18	15,000	15,544
Burlington County NJ Bridge Commission
Revenue	2.000%	11/16/17	12,500	12,566
Burlington County NJ Bridge Commission
Revenue	2.000%	4/24/18	9,000	9,068
Camden County NJ Improvement Authority Lease
Revenue (Parkview Redevelopment
Housing Project) VRDO	0.800%	6/7/17 LOC	46,500	46,500
Cliffside Park NJ BAN	2.000%	7/21/17	4,876	4,885
Cranford Township NJ BAN	2.000%	5/18/18	9,500	9,578
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.760%	6/7/17 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.750%	6/7/17 LOC	21,230	21,230
East Hanover Township NJ BAN	2.000%	8/18/17	8,440	8,462
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project) VRDO	0.780%	6/7/17 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center
of MetroWest Inc. Project) VRDO	0.760%	6/7/17 LOC	10,165	10,165
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.770%	6/7/17 LOC	16,915	16,915
Fort Lee NJ BAN	2.000%	11/10/17	4,294	4,315
Gloucester County NJ Pollution Control
Financing Authority Revenue
(ExxonMobil Project) VRDO	0.450%	6/1/17	8,200	8,200
Hamilton Township NJ BAN	2.000%	6/8/17	6,500	6,501
Hazlet Township NJ School District GO	2.000%	9/15/17	7,500	7,517
Hudson County NJ BAN	2.500%	12/14/17	3,000	3,021
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.760%	6/7/17 LOC	10,000	10,000

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Hudson County NJ Improvement Authority Lease
Revenue (Hudson County Vocational-Technical
Schools Project) TOB VRDO	0.820%	6/7/17	4,875	4,875
Hudson County NJ Improvement Authority
Pooled Revenue	2.000%	11/1/17	5,400	5,425
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	4/5/18	4,648	4,691
Hudson County NJ Improvement Authority
Revenue	2.000%	6/27/17	5,800	5,805
Lakewood Township NJ BAN	2.000%	12/5/17	6,925	6,957
Mercer County NJ BAN	2.000%	8/30/17	14,000	14,043
Middlesex County NJ BAN	2.000%	6/15/17	10,000	10,004
Middlesex County NJ BAN	2.000%	6/13/18	10,000	10,104
Monroe Township NJ BAN	2.000%	8/3/17	5,000	5,011
Moorestown Township NJ BAN	2.000%	8/31/17	5,000	5,015
Morristown NJ BAN	2.250%	6/9/17	4,005	4,006
Mount Laurel Township NJ BAN	2.000%	3/7/18	9,100	9,166
New Jersey Economic Development Authority
Revenue (Applewood Estates Project)
VRDO	0.750%	6/7/17 LOC	8,400	8,400
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.720%	6/7/17	5,965	5,965
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.750%	6/7/17 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (Stolthaven Project) VRDO	0.660%	6/7/17 LOC	25,000	25,000
New Jersey Economic Development Authority
Revenue Pollution Control Revenue
(Exxon Project) VRDO	0.450%	6/1/17	8,600	8,600
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.400%	6/1/17	23,100	23,100
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.420%	6/1/17	13,600	13,600
New Jersey Economic Development Authority
Special Facility Revenue
(Port Newark Container) VRDO	0.720%	6/7/17 LOC	5,000	5,000
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.720%	6/7/17	15,925	15,925
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.720%	6/7/17	20,600	20,600
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	2,345	2,353
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	3,000	3,011
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.800%	6/7/17	4,330	4,330
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.820%	6/7/17	3,330	3,330
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.660%	6/7/17 LOC	25,765	25,765
1 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.820%	6/7/17	4,530	4,530

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey GO	5.000%	6/1/17 (Prere.)	1,500	1,500
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.770%	6/7/17 LOC	21,400	21,400
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.770%	6/7/17 LOC	18,585	18,585
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health) VRDO	0.770%	6/7/17 LOC	25,140	25,140
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.750%	6/7/17 LOC	6,285	6,285
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.750%	6/7/17 LOC	25,000	25,000
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.760%	6/7/17 LOC	9,175	9,175
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.760%	6/7/17 LOC	5,540	5,540
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.760%	6/7/17 LOC	9,000	9,000
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.750%	6/7/17 LOC	14,845	14,845
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.760%	6/7/17 LOC	10,885	10,885
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.400%	6/1/17 LOC	9,000	9,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.430%	6/1/17 LOC	9,235	9,235
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.710%	6/7/17 LOC	1,600	1,600
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.710%	6/7/17 LOC	28,080	28,080
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.750%	6/7/17 LOC	31,550	31,550
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.800%	6/7/17	3,310	3,310
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.900%	6/7/17	25,630	25,630
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) PUT	1.300%	10/16/17	8,000	8,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.740%	6/7/17 LOC	57,200	57,200
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.800%	6/7/17 LOC	27,765	27,765
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.800%	6/7/17 LOC	6,615	6,615
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.750%	6/7/17	885	885
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.760%	6/7/17	49,200	49,200

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.790%	6/7/17	6,895	6,895
North Brunswick Township NJ Board of
Education GO	2.000%	10/18/17	15,000	15,052
Parsippany-Troy Hills Township NJ BAN	2.000%	9/21/17	7,000	7,025
Passaic County NJ Improvement Authority
Government Loan Revenue
(City of Paterson Project)	2.500%	6/28/17	2,000	2,002
Perth Amboy NJ GO	5.000%	7/1/17 (Prere.)	2,395	2,404
Port Authority of New York & New Jersey
Revenue CP	0.740%	6/1/17	11,800	11,800
Port Authority of New York & New Jersey
Revenue CP	0.810%	6/6/17	2,500	2,500
Port Authority of New York & New Jersey
Revenue CP	0.810%	6/13/17	14,755	14,755
Port Authority of New York & New Jersey
Revenue CP	0.940%	6/20/17	8,455	8,455
Port Authority of New York & New Jersey
Revenue CP	0.920%	7/6/17	11,445	11,445
Port Authority of New York & New Jersey
Revenue CP	0.950%	7/12/17	13,625	13,625
Port Authority of New York & New Jersey
Revenue CP	0.950%	7/18/17	6,250	6,250
Port Authority of New York & New Jersey
Revenue CP	0.930%	7/19/17	5,360	5,360
Port Authority of New York & New Jersey
Revenue CP	0.930%	8/3/17	8,750	8,750
Port Authority of New York & New Jersey
Revenue CP	0.920%	8/16/17	8,860	8,860
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.780%	6/7/17	3,750	3,750
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.810%	6/7/17	1,170	1,170
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.810%	6/7/17	2,400	2,400
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.810%	6/7/17	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.830%	6/7/17	2,100	2,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.840%	6/7/17	1,000	1,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.860%	6/7/17	2,385	2,385
Roseland NJ BAN	2.000%	5/8/18	6,284	6,329
1 Rutgers State University New Jersey
Revenue TOB VRDO	0.780%	6/7/17	1,400	1,400
1 Rutgers State University New Jersey
Revenue TOB VRDO	0.810%	6/7/17	6,700	6,700
1 Rutgers State University New Jersey
Revenue TOB VRDO	0.810%	6/7/17	11,780	11,780
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.820%	6/7/17	14,800	14,800
Rutgers State University New Jersey Revenue
VRDO	0.420%	6/1/17	21,980	21,980

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Secaucus NJ BAN	2.000%	8/10/17	4,620	4,631
Somerset County NJ BAN	2.000%	9/20/17	5,000	5,018
Summit NJ BAN	2.000%	4/6/18	11,578	11,665
Sussex County NJ BAN	2.250%	6/28/17	4,301	4,306
Union County NJ BAN	2.000%	6/23/17	10,100	10,106
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.450%	6/1/17	18,170	18,170
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.450%	6/1/17	23,275	23,275
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.850%	6/7/17	8,815	8,815
Westfield NJ BAN	2.000%	11/10/17	7,290	7,326
Woodbridge Township NJ BAN	2.000%	8/18/17	27,555	27,630
Woodbridge Township NJ BAN	3.000%	8/18/17	5,000	5,025
Woodland Park NJ BAN	1.000%	9/1/17	8,414	8,417
Total Tax-Exempt Municipal Bonds (Cost $1,261,099)				1,261,099

				Amount
				($000)
Other Assets and Liabilities (-1.2%)
Other Assets
Investment in Vanguard				84
Receivables for Capital Shares Issued				1,846
Receivables for Accrued Income				4,266
Other Assets				1,242
Total Other Assets				7,438
Liabilities
Payables for Investment Securities Purchased				(18,521)
Payables for Capital Shares Redeemed				(796)
Payables for Distributions				(22)
Payables to Vanguard				(3,176)
Total Liabilities				(22,515)
Net Assets (100%)
Applicable to 1,245,737,091 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,246,022
Net Asset Value Per Share				$1.00

New Jersey Municipal Money Market Fund

At May 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,246,025
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(3)
Net Assets	1,246,022

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $126,405,000, representing 10.1% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2017
($000)
Investment Income
Income
Interest	4,404
Total Income	4,404
Expenses
The Vanguard Group—Note B
Investment Advisory Services	173
Management and Administrative	539
Marketing and Distribution	145
Custodian Fees	7
Shareholders’ Reports	126
Total Expenses	990
Net Investment Income	3,414
Net Increase (Decrease) in Net Assets Resulting from Operations	3,414

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,414	2,940
Realized Net Gain (Loss)	—	2
Net Increase (Decrease) in Net Assets Resulting from Operations	3,414	2,942
Distributions
Net Investment Income	(3,415)	(2,939)
Realized Capital Gain	—	—
Total Distributions	(3,415)	(2,939)
Capital Share Transactions (at $1.00 per share)
Issued	404,855	715,299
Issued in Lieu of Cash Distributions	3,285	2,820
Redeemed	(360,138)	(864,720)
Net Increase (Decrease) from Capital Share Transactions	48,002	(146,601)
Total Increase (Decrease)	48,001	(146,598)
Net Assets
Beginning of Period	1,198,021	1,344,619
End of Period[1]	1,246,022	1,198,021
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.002	.0001	.0001	.0001	.0004
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.002	.002	.0001	.0001	.0001	.0004
Distributions
Dividends from Net Investment Income	(.002)	(.002)	(.0001)	(.0001)	(.0001)	(.0004)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.002)	(.0001)	(.0001)	(.0001)	(.0004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.28%	0.24%	0.01%	0.01%	0.01%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,246	$1,198	$1,345	$1,474	$1,621	$1,742
Ratio of Expenses to
Average Net Assets	0.16%	0.14%[2]	0.08%[2]	0.08%[2]	0.12%[2]	0.16%
Ratio of Net Investment Income to
Average Net Assets	0.55%	0.23%	0.01%	0.01%	0.01%	0.03%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014,
and 0.16% for 2013. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund changed its name from Vanguard New Jersey Tax-Exempt Money Market Fund to Vanguard New Jersey Municipal Money Market Fund in February 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and for the period ended May 31, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

New Jersey Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2017, the fund had contributed to Vanguard capital in the amount of $84,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the period ended May 31, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2017, such purchases and sales were $350,180,000 and $341,820,000, respectively.

E. Management has determined that no material events or transactions occurred subsequent to May 31, 2017, that would require recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNJTX	VNJUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	3.02%	3.12%

Financial Attributes

		Bloomberg
		Barclays	Bloomberg
		NJ	Barclays
		Muni Bond	Municipal
	Fund	Index	Bond Index

Number of Bonds	481	1,396	50,785

Yield to Maturity
(before expenses)	3.1%	3.0%	2.1%

Average Coupon	4.5%	4.6%	4.8%

Average Duration	7.2 years	6.3 years	6.2 years

Average Stated
Maturity	15.9 years	11.9 years	12.9 years

Short-Term
Reserves	2.2%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays NJ	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.97	0.95
Beta	0.95	1.23
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.5%
1 - 3 Years	4.4
3 - 5 Years	2.3
5 - 10 Years	9.1
10 - 20 Years	46.9
20 - 30 Years	29.3
Over 30 Years	4.5

Distribution by Credit Quality (% of portfolio)
AAA	2.7%
AA	23.2
A	34.0
BBB	37.6
B	0.4
Not Rated	2.1

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2017, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Investment Focus

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2006, Through May 31, 2017
				Bloomberg
				Barclays NJ
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2007	4.34%	-2.30%	2.04%	2.15%
2008	4.11	-7.60	-3.49	-2.61
2009	4.61	7.58	12.19	13.15
2010	4.11	-0.52	3.59	4.28
2011	4.24	1.30	5.54	5.85
2012	3.91	7.16	11.07	11.65
2013	3.41	-7.24	-3.83	-3.31
2014	3.82	5.00	8.82	7.49
2015	3.55	-1.38	2.17	1.34
2016	3.48	-2.42	1.06	1.39
2017	1.88	3.33	5.21	5.03
Note: For 2017, performance data reflect the six months ended May 31, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	0.35%	3.38%	3.94%	0.09%	4.03%
Admiral Shares	5/14/2001	0.46	3.47	4.03	0.09	4.12

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
New Jersey (98.4%)
Atlantic City NJ GO	4.000%	11/1/17	3,965	3,691
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,694
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,496
1 Atlantic City NJ GO	5.000%	3/1/26	250	285
1 Atlantic City NJ GO	5.000%	3/1/32	750	847
1 Atlantic City NJ GO	5.000%	3/1/37	1,000	1,110
1 Atlantic City NJ GO	5.000%	3/1/42	1,250	1,377
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/28 (4)	3,000	3,586
Bayonne NJ GO	5.750%	7/1/19 (Prere.)	7,500	8,246
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	503
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,611
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	312
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste Project)	5.000%	10/1/27	4,100	4,817
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,697
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,936
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	2,900	3,238
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	2,500	2,779
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,770
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,104

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,652
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	14,214
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School
of Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,846
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,059
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,619
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/26	2,000	2,348
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,331
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,603
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	11,217
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	353
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	583
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	1,500	1,803
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/33	2,250	2,673
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,826
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/35	4,495	5,298
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	9,000	10,462
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	5,500	6,362
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/21	3,160	3,423
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/26	4,335	4,814
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/27	2,660	2,938
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/29	4,000	4,363
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/30	5,000	5,417
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/35	9,060	9,836
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/37	15,000	16,981
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40	2,500	2,817

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,086
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/28 (4)	6,535	4,528
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	18,545	23,155
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/27 (15)	1,470	1,738
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,495
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,233
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	2,034
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,594
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,366
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	2,056
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,681
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.450%	6/1/17	4,200	4,200
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	375	385
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	898
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,500	6,374
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	8,153
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,197
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,284
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,830
1 Middlesex County NJ COP	4.000%	6/15/28	350	398
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/18 (Prere.)	1,000	1,058
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/18 (Prere.)	3,900	4,133
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,425
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	703
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	526
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	641
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	672
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,309
New Jersey Building Authority Revenue	4.000%	6/15/26 (Prere.)	395	460
New Jersey Building Authority Revenue	4.000%	6/15/30	605	588
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,229

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,767
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,252
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,646
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,366
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	13,930	14,212
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,650	5,250
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	7,150	8,023
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,500	2,525
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	2,760
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	5,000	5,481
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	4,000	4,376
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	5,475	5,971
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	10,000	10,570
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	6,317
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	10,467
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	4,250	4,347
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,128
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/27	1,000	1,067
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/28	1,000	1,058
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/30	1,000	1,048
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,062
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,756
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,525
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,198
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,153
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,500
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	5,850	6,057

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,997
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	6,000	7,057
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,956
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	1,800	1,819
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	120	123
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	665	688
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,560	1,638
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	7,705	8,417
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	8,708
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	4,065	4,425
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	810	857
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,219
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,825
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,458
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,392
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	3,156
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,181
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,445
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	327
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	400
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,711
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,500	2,668
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,744
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,677
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	2,010
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,292
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	6,105	6,564

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,177
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,266
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,055
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	21,965	22,984
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/28	8,465	9,338
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,617
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,500	7,812
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,555
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	3,815	3,995
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,562
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,248
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.750%	6/15/31	2,270	2,324
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,141
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,229
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,109
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,839
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,665
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	2,758
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,312
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,076
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,485	11,696
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
TOB VRDO	0.900%	6/7/17 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,145
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,189
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	5,950	6,282

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/38	700	736
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,515	7,839
New Jersey Economic Development Authority
Revenue (Jewish Community Foundation
of MetroWest NJ Inc.) VRDO	0.910%	6/7/17 LOC	5,400	5,400
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC—Kean University Student Housing Project)	5.000%	7/1/32	600	663
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC—Kean University Student Housing Project)	5.000%	7/1/37	600	653
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC—Kean University Student Housing Project)	5.000%	7/1/47	1,500	1,615
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC—Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,430
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC—Montclair State University
Student Housing Project)	5.375%	6/1/25	1,440	1,569
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC—Montclair State University
Student Housing Project)	5.750%	6/1/31	1,160	1,262
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC—Montclair State University
Student Housing Project)	5.875%	6/1/42	8,280	8,977
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC—Rowan University Housing Project)	5.000%	1/1/30	2,515	2,754
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC—Rowan University Housing Project)	5.000%	1/1/35	2,000	2,157
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC—Rowan University Housing Project)	5.000%	1/1/48	13,000	13,843
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.420%	6/1/17	1,200	1,200
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	3,580	3,751
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,180
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	877
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,056

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,313
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,398
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,782
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/27	1,000	1,003
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,002
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,645
3 New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,000	3,011
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	2,585	2,594
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,025	3,036
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/27 (4)	885	1,046
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,204
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	13,521
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/28	2,500	2,987
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/29	2,500	2,964
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	2,947
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	2,500	2,930
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,637
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	75	87
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,615
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,277
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,385
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,304
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	9,019
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,494
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,120
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,091
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	1,500	1,842

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	5,869
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	3,000	3,716
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/33	6,620	8,147
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,371
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,608
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,683
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,762
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/33 (4)	2,500	2,930
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/34 (4)	2,500	2,916
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,281
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,416
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,630
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/27 (4)	2,000	2,405
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	665
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,334
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,129
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	490
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	968
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,445	1,629
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,342
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,669
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/29	1,320	1,581
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/32	1,720	2,026
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/33	1,230	1,443
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/34	1,340	1,560
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/42	2,000	2,291
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/47	1,750	1,993

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,456
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,543
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	4,150	4,689
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	1,475	1,651
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,699
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,412
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	1,868
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,277
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	73
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,190
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/30 (15)	1,000	1,176
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,510
New Jersey GO	5.000%	6/1/28	2,180	2,494
New Jersey GO	5.000%	6/1/29	4,955	5,700
New Jersey GO	5.000%	6/1/31	4,000	4,535
New Jersey GO	5.000%	6/1/31	4,590	5,173
New Jersey GO	5.000%	6/1/32	2,760	3,098
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	11,724
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,227
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21 (Prere.)	1,500	1,793
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	99
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/28	750	900
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/29	1,010	1,204
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	591
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	352
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	15,000	15,532
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	10,000	10,035

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,675	2,684
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,780	2,790
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,730	25,152
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	7/1/18 (Prere.)	560	585
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	7/1/18 (Prere.)	4,115	4,298
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	1/1/20 (Prere.)	2,170	2,392
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	1/1/20 (Prere.)	1,335	1,470
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	1/1/20 (Prere.)	1,330	1,465
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	1/1/20 (Prere.)	2,025	2,232
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	7/1/24	5,000	5,792
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	7/1/25	2,000	2,302
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	7/1/26	2,225	2,541
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	7/1/27	3,635	4,133
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	7/1/27	1,310	1,511
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack
Meridian Health)	5.000%	7/1/32	2,000	2,252
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/27	1,335	1,627
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/28	6,095	7,367
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/29	4,885	5,854

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/31	2,335	2,761
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/35	4,000	4,639
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/37	6,755	7,783
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	2,500	2,874
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/39	5,000	5,738
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/52	3,000	3,378
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	3,000	3,377
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	4,000	4,601
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25	3,215	3,501
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	7,765	8,069
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,686
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/31	700	795
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/32	800	906
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/33	1,585	1,788
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/34	1,415	1,592
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/45	4,050	4,479
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,000	5,934
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	5,811

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/33	2,220	2,538
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	2,725	3,107
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,700	3,762
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,230
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,910	3,203
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,361
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,884
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	1,700	2,049
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/23 (Prere.)	1,645	2,006
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/23 (Prere.)	5,365	6,621
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,196
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,326
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	3,045
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	3,839
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,502
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	5,641
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	1/1/20 (Prere.)	5,500	6,066
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,138
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,437

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,357
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	7,932
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,899
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,440
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,133
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/31	7,500	8,750
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/33	5,000	5,781
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/43	22,400	25,311
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,189
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/21 (Prere.)	2,000	2,306
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/21 (Prere.)	2,330	2,745
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/21 (Prere.)	5,260	6,196
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/28	1,500	1,725
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/29	1,335	1,524
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/30	1,100	1,248
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/31	1,200	1,355
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	4.000%	7/1/34	1,250	1,261
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/35	3,185	3,536

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/36	1,000	1,106
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/41	3,500	3,834
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	4.000%	7/1/48	14,925	14,606
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke’s Warren Hospital
Obligated Group)	4.500%	8/15/43	5,800	6,006
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/27	1,165	1,359
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/28	1,000	1,158
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/29	2,875	3,303
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	800	910
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	2,745	3,132
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/22 (4)	1,000	1,146
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/23 (4)	2,000	2,330
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,335
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,245
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,888
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,348
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	8,754
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,903
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,644
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,449
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,748
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,280
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,466

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.400%	6/1/17 LOC	900	900
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.750%	6/7/17 LOC	100	100
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,075	1,145
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	3,060	3,254
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	915	968
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	915	958
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	7,694
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.000%	6/7/17	2,000	2,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	1,005
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	3,038
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,855	1,938
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	60	62
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,695
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,842
New Jersey Institute of Technology Revenue	5.000%	7/1/42	6,925	7,722
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,275
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,315
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	2,000	2,115
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	2,000	2,153
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,850	8,627
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	6,150	6,707
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	5,685	6,154
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	7,995	8,597
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	4,750	4,864
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	2,500	2,664
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	4,500	4,785
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	11,245	11,885
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/31	1,500	1,583
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	10,000	10,268

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	9,500	9,725
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	2,850	2,878
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	6,575	6,680
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	10,776
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,400	5,727
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,700	8,081
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	3,585	3,639
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	1,000	1,019
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,385	5,488
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,875
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,411
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	3,027
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,436
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,389
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	4,915	3,234
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,203
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,463
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,730	8,035
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	755	473
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,955	2,315
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	2,909
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	16,970	10,294
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	13,810	7,594
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,196
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,613
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,344
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	2,900	1,573

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	11,500	5,649
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	16,275	16,853
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	5,000	5,300
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	34,280	17,888
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,306
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,177
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	3,365
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	385	418
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,101
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	6,675	2,430
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	399
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,851
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,254
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,571
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,313
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	15,535	15,704
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.830%	6/7/17 LOC	3,400	3,400
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,568
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	5,000	5,690
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,450
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,612
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,437
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	5,859
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,000	3,424
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	4,000	4,676
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,579
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,908
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,691
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	17,355	19,502
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	10,000	10,557
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,595	9,567
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	3,095
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	14,360	16,160
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue
(City of Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	100

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	490	505
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,598
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,588
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,867
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/30	3,000	3,607
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,130
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,729
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	16,065	17,810
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	2,500	2,646
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	4,000	4,687
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,250	6,114
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,794
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,540
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,386
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,629
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,644
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,763
Rutgers State University New Jersey Revenue	5.000%	5/1/30	7,655	9,160
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,973
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,392
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	16,101
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,285
Rutgers State University New Jersey Revenue
VRDO	0.400%	6/1/17	2,910	2,910
Rutgers State University New Jersey Revenue
VRDO	0.420%	6/1/17	22,490	22,490
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	1,690	1,728
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,364
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,369
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,175
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,480
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,566

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,284
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/28	4,250	4,700
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/29	2,050	2,256
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/30	150	169
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,479
Tobacco Settlement Financing Corp.
New Jersey Revenue	0.000%	6/1/41	10,875	2,885
Union County NJ Improvement Authority
Lease Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,652
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,367
				2,015,816
Guam (0.4%)
Guam Government Business Privilege
Tax Revenue	5.000%	11/15/39	2,200	2,361
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	3,000	3,338
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,275
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,504
				8,478
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	927
Total Tax-Exempt Municipal Bonds (Cost $1,959,940)				2,025,221

New Jersey Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (1.2%)
Other Assets
Investment in Vanguard	135
Receivables for Investment Securities Sold	558
Receivables for Accrued Income	31,013
Receivables for Capital Shares Issued	2,299
Other Assets	261
Total Other Assets	34,266
Liabilities
Payables for Investment Securities Purchased	(3,954)
Payables for Capital Shares Redeemed	(1,774)
Payables for Distributions	(1,780)
Payables to Vanguard	(2,135)
Other Liabilities	(59)
Total Liabilities	(9,702)
Net Assets (100%)	2,049,785

At May 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,979,902
Overdistributed Net Investment Income	(1)
Accumulated Net Realized Gains	4,672
Unrealized Appreciation (Depreciation)
Investment Securities	65,281
Futures Contracts	(69)
Net Assets	2,049,785

Investor Shares—Net Assets
Applicable to 19,783,575 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	237,061
Net Asset Value Per Share—Investor Shares	$11.98

Admiral Shares—Net Assets
Applicable to 151,274,891 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,812,724
Net Asset Value Per Share—Admiral Shares	$11.98

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2017.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $6,635,000, representing 0.3% of net assets.
3 Securities with a value of $586,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2017
($000)
Investment Income
Income
Interest	38,072
Total Income	38,072
Expenses
The Vanguard Group—Note B
Investment Advisory Services	138
Management and Administrative—Investor Shares	140
Management and Administrative—Admiral Shares	561
Marketing and Distribution—Investor Shares	23
Marketing and Distribution—Admiral Shares	55
Custodian Fees	10
Shareholders’ Reports—Investor Shares	38
Shareholders’ Reports—Admiral Shares	38
Trustees’ Fees and Expenses	1
Total Expenses	1,004
Net Investment Income	37,068
Realized Net Gain (Loss)
Investment Securities Sold	5,008
Futures Contracts	32
Realized Net Gain (Loss)	5,040
Change in Unrealized Appreciation (Depreciation)
Investment Securities	60,721
Futures Contracts	(69)
Change in Unrealized Appreciation (Depreciation)	60,652
Net Increase (Decrease) in Net Assets Resulting from Operations	102,760

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,068	74,537
Realized Net Gain (Loss)	5,040	17,562
Change in Unrealized Appreciation (Depreciation)	60,652	(68,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,760	23,252
Distributions
Net Investment Income
Investor Shares	(4,186)	(8,882)
Admiral Shares	(32,534)	(65,626)
Realized Capital Gain[1]
Investor Shares	(1,883)	(419)
Admiral Shares	(14,150)	(3,009)
Total Distributions	(52,753)	(77,936)
Capital Share Transactions
Investor Shares	(2,266)	(1,426)
Admiral Shares	26,255	52,845
Net Increase (Decrease) from Capital Share Transactions	23,989	51,419
Total Increase (Decrease)	73,996	(3,265)
Net Assets
Beginning of Period	1,975,789	1,979,054
End of Period[2]	2,049,785	1,975,789
1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $33,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,000) and ($2,000).

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.69	$12.00	$12.22	$11.66	$12.57	$11.73
Investment Operations
Net Investment Income	. 214.430		.427	.431	.433	.439
Net Realized and Unrealized Gain (Loss)
on Investments	. 385	(. 289)	(.167)	. 582	(. 910)	. 840
Total from Investment Operations	.599	.141	.260	1.013	(.477)	1.279
Distributions
Dividends from Net Investment Income	(. 212)	(. 430)	(. 427)	(. 431)	(. 433)	(. 439)
Distributions from Realized Capital Gains	(. 097)	(. 021)	(. 053)	(. 022)	—	—
Total Distributions	(. 309)	(. 451)	(. 480)	(. 453)	(. 433)	(. 439)
Net Asset Value, End of Period	$11.98	$11.69	$12.00	$12.22	$11.66	$12.57

Total Return[1]	5.21%	1.06%	2.17%	8.82%	-3.83%	11.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$237	$234	$241	$246	$246	$303
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.66%	3.50%	3.54%	3.58%	3.60%	3.62%
Portfolio Turnover Rate	21%	19%	25%	20%	35%	17%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.69	$12.00	$12.22	$11.66	$12.57	$11.73
Investment Operations
Net Investment Income	. 220.443		.436	.441	.442	.449
Net Realized and Unrealized Gain (Loss)
on Investments	. 385	(. 289)	(.167)	. 582	(. 910)	. 840
Total from Investment Operations	.605	.154	.269	1.023	(.468)	1.289
Distributions
Dividends from Net Investment Income	(. 218)	(. 443)	(. 436)	(. 441)	(. 442)	(. 449)
Distributions from Realized Capital Gains	(. 097)	(. 021)	(. 053)	(. 022)	—	—
Total Distributions	(. 315)	(. 464)	(. 489)	(. 463)	(. 442)	(. 449)
Net Asset Value, End of Period	$11.98	$11.69	$12.00	$12.22	$11.66	$12.57

Total Return[1]	5.26%	1.16%	2.25%	8.91%	-3.75%	11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,813	$1,742	$1,738	$1,755	$1,648	$1,874
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.76%	3.60%	3.62%	3.66%	3.68%	3.70%
Portfolio Turnover Rate	21%	19%	25%	20%	35%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and for the period ended May 31, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2017, the fund had contributed to Vanguard capital in the amount of $135,000, representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New Jersey Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,025,221	—
Futures Contracts—Assets[1]	25	—	—
Futures Contracts—Liabilities[1]	(59)	—	—
Total	(34)	2,025,221	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2017	193	41,781	37
5-Year U.S. Treasury Note	September 2017	183	21,651	27
10-Year U.S. Treasury Note	September 2017	(131)	(16,545)	(44)
Ultra 10-Year U.S. Treasury Note	September 2017	(108)	(14,659)	(72)
30-Year U.S. Treasury Bond	September 2017	33	5,076	30
Ultra Long U.S. Treasury Bond	September 2017	(24)	(3,963)	(47)
				(69)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2017, the cost of investment securities for tax purposes was $1,960,302,000. Net unrealized appreciation of investment securities for tax purposes was $64,919,000, consisting of unrealized gains of $77,441,000 on securities that had risen in value since their purchase and $12,522,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2017, the fund purchased $237,711,000 of investment securities and sold $203,209,000 of investment securities, other than U.S. government securities and temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2017, such purchases and sales were $166,690,000 and $119,280,000, respectively; these amounts are included in purchases and sales.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2017		November 30, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	32,990	2,810	60,927	4,953
Issued in Lieu of Cash Distributions	5,001	426	7,614	620
Redeemed	(40,257)	(3,433)	(69,967)	(5,706)
Net Increase (Decrease)—Investor Shares	(2,266)	(197)	(1,426)	(133)
Admiral Shares
Issued	143,870	12,263	231,989	18,845
Issued in Lieu of Cash Distributions	33,628	2,867	49,076	3,997
Redeemed	(151,243)	(12,907)	(228,220)	(18,562)
Net Increase (Decrease)—Admiral Shares	26,255	2,223	52,845	4,280

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2016	5/31/2017	Period
Based on Actual Fund Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,002.75	$0.80
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,052.10	$0.97
Admiral Shares	1,000.00	1,052.62	0.46
Based on Hypothetical 5% Yearly Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.98	$0.96
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Municipal Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.19% for
Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New Jersey Municipal Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced New Jersey Tax-Exempt Money Market Funds Average: New Jersey Tax-Exempt Money
Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds
Average thereafter.

The Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and
Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Vanguard Municipal Bond Funds particularly or the ability of the Bloomberg Barclays
Indices to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard
Municipal Bond Funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the Vanguard Municipal
Bond Funds is the licensing of the Bloomberg Barclays Indices, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Municipal Bond Funds or any owners or purchasers of the Vanguard Municipal
Bond Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Municipal Bond Funds, or the owners of the Vanguard Municipal Bond Funds into consideration in determining, composing, or calculating the Bloomberg Barclays
Indices. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Municipal Bond Funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the Vanguard Municipal Bond Funds.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE
INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES
NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD MUNICIPAL
BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN
CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT
TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF
THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY
INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES.
BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA
INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY
INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer

Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial

Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 18, 2017
VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 18, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.